FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
               or fiscal year ending:   12/31/98 (b)


Is this a transition report?: (Y/N)   N

Is this an amendment to a previous filing? (Y/N)  N


Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:


1.   A.  Registrant Name: Prudential Investment Plan Account
     B.  File Number: 811-1850
     C.  Telephone Number: 973-802-6000

2.   A.  Street: 213 Washington Street
     B.  City: Newark      C.  State: NJ     D.  Zip Code:07102    Zip Ext: 2992
     E.  Foreign Country:                    Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?(Y/N)   N

4.   Is this the last filing on this form by Registrant?(Y/N) N

5.   Is Registrant a small business investment company (SBIC)?(Y/N) N

6.   Is Registrant a unit investment  trust(UIT)?(Y/N) Y
     (If answer is "Y" (yes) complete only items 111 through 132)

7.   A.   Is Registrant a series or multiple portfolio  company?(Y/N)
          (If answer is "N" (No), go to item 8.)

     B. How many separate series or portfolios did Registrant have at the end of the

     C.   period?


SCREEN NUMBER:  01         PAGE NUMBER: 01

For period ending 12/31/98                               If filing more than one

File number 811-1850                                           Page 2, "X":_____


     C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                                  Is this the
 Series                                                           last filing
 Number           Series Name                                   for this series?
 ------           -----------                                   ----------------
   1                                                                 (Y/N)
















SCREEN NUMBER:  02         PAGE NUMBER: 02
(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period  ending  12/31/98                             If filing more than one
File number 811- 1850                                    Page 47, "X":__


UNIT INVESTMENT TRUSTS

111.* A.  Depositor Name: Prudential Insurance Company of America
      B.  File Number (If any):________________
      C.  City: Newark      State: NJ   Zip Code: 07102   Zip Ext:
           Foreign Country: __________  Foreign Postal Code:

112.* A.  Sponsor Name:
      B.  File Number (If any):________________
      C.  City: ___________ State:_____ Zip Code: ______  Zip Ext:
           Foreign Country:____________ Foreign Postal Code:




SCREEN NUMBER: 55 PAGE NUMBER: 47

For period  ending  12/31/98                             If filing more than one
File number 811- 1850                                    Page 48, "X":__


113. A.  Trustee Name:
 *   B.  City:_____________  State:___  Zip Code:________ Zip Ext:
         Foreign Country:_____________  Foreign Postal Code:

114. A.  Principal Underwriter Name:
 *   B.  File Number: 8-______________
     C.  City:_____________  State:___  Zip Code:________ Zip Ext:
         Foreign Country:_____________  Foreign Postal Code:

115. A.  Independent Public Accountant Name: PRICEWATERHOUSECOOPERS, LLP
 *   B.  City: NY            State:NY   Zip Code: 10036   Zip Ext:
         Foreign Country:_____________  Foreign Postal Code:






SCREEN NUMBER: 56 PAGE NUMBER: 48

For period ending 12/31/98                               If filing more than one
File number 811-1850                                     Page 49, "X":__


116. A.  Is Registrant part of a family of investment companies?(Y/N)
 *       __________________Y
                                                                             Y/N

     B.  Identify the family in 10 letters: P R U D E N T I A L
         (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  Is Registrant a separate account of an insurance company?(Y/N)
 *       __________________Y
                                                                             Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.  Variable annuity contracts?(Y/N):______________________Y

                                                                             Y/N

     C.  Scheduled premium variable life contracts:_____________N

         Y/N

     D.  Flexible premium variable life contracts:______________N

                                                                             Y/N

     E.  Other types of insurance products registered under the       Securities
         Acts of

     F.  1933?(Y/N)______________N
                                                                             Y/N

118. State the number of series existing at the end of the period that * had securities registered under the Securities Act of 1933

     ____________________________

119. State the number of new series for which registration statements * under the Securities Act of 1933 became effective during the period 121.

     ____________________________0

120. State the total value of the portfolio  securities on the date of
 * deposit for the new series included in item 119 ($000's omitted)

     ____________________________

121.  State  the  number  of series  for  which a  current  prospectus  was in
 *  existence at the end of the period ____________________1

122.  State the  number of  existing  series for which  additional  units
 * were registered under the Securities Act of 1933 during the period _______________________________0


SCREEN NUMBER: 57 PAGE NUMBER: 49

For period ending 12/31/98                               If filing more than one
File number 811-1850                                     Page 50, "X":___


123. State the total value of the additional units considered  in
 * answering item 122 ($000's omitted)_______.

124.  State the total  value of units  prior  series  that were  placed in
 *    the portfolios of subsequent series during the current period
      (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)

125.  State  the  total  dollar  amount  of  sales  loads  collected  (before
 * reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) ______________ $000

126. Of the amounts shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted) ____________________ $000

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of    Total Assets    Total Income
                                   Series       ($000's         Distributions
                                   Investing    omitted)        ($000's omitted)
                                   ---------    --------        ----------------

A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities       1       $296,074
K.  Other securities
L.  Total assets of all series of             $296,074
    registrant


SCREEN NUMBER: 58 PAGE NUMBER:50

For period ending 12/31/98                               If filing more than one
File number 811-1850                                     Page 51, "X":___


128. Is the timely  payment of principal  and interest on any of the
 * portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?(Y/N) _______________________

                                                                             Y/N

129. Is the  issuer of any  instrument  covered in item 128  delinquent  or
 * in default as to payment of principal or interest at the end of the current period?(Y/N) __________________________

                                                                             Y/N

130. In  computations  of NAV or offering  price per unit,  is any part of
 * the value attributed to instruments identified in item 129 derived from insurance or guarantees?(Y/N) ________________

                                                                             Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $1,922

132. List the "811" (Investment Company Act of 1940) registration * number for all Series of Registrant that are being included in this filing:


                  811-1850        811-           811-           811-
                  811-            811-           811-           811-
                  811-            811-           811-           811-
                  811-            811-           811-           811-
                  811-            811-           811-           811-
                  811-            811-           811-           811-
                  811-            811-           811-           811-
                  811-            811-           811-           811-




SCREEN NUMBER: 59 PAGE NUMBER:51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 26th day of February, 1999.


THE PRUDENTIAL INSURANCE COMPANY OF AMERICA



BY:  /S/ James Schlomann              WITNESS: /S/ Michael J Ostronic
         James Schlomann                           Michael J Ostronic
         Executive Vice President                  Director, Accounting